Commitments	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
Commitments

28.Commitments

a.	On December 28, 2009, the SCT authorized the Company’s MDP update for the five-year period from 2010-2014. As of December 31, 2015, the SCT confirmed compliance with 100%.
b.

On December 16, 2014, the SCT authorized in Mexico the Company’s MDP for the five-year period from 2015-2019. The table below shows the investments to be made during this period, as approved by the SCT:

Year	Amount committed
2015	Ps.	1,412,232
2016		1,842,569
2017		1,157,684
2018		759,337
2019		306,792
	Ps.	5,478,614

The amounts committed above are expressed in pesos of purchasing power as of December 31, 2012.

In March 2016 and 2017 the Mexican Directorate General of Civil Aviation (DGAC) approved the MDP committed of 2015 and 2016, respectively.

c.

In November 2014, the airport authority in Jamaica, approved capital investments to be made of USD$ 37,940,000 for the period April 2015 to March 2020. Compliance with MBJA capital investments must be made for the period rather than annually. During 2015, 2016 and 2017capital investments were USD$ 659,000, USD$768,832 and USD$ 3,492,476, respectively.